UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21152

        Nuveen Georgia Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)
	February 28, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.3% (1.5% of Total Investments)
$ 2,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$1,346,220
	Series 2002, 5.500%, 5/15/39

	Education and Civic Organizations – 14.9% (9.8% of Total Investments)
2,500	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	12/12 at 100.00	Aa2	2,475,275
	Housing LLC Project, Series 2002, 5.000%, 12/01/33 – AMBAC Insured
1,225	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities	12/12 at 100.00	A	1,254,253
	Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/18 –
	AMBAC Insured
2,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC	7/17 at 100.00	A1	1,738,180
	Project, Series 2007, 5.000%, 7/01/39
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech – Klaus Parking and	11/13 at 100.00	AA–	2,032,360
	Family Housing, Series 2003, 5.000%, 11/01/23 – MBIA Insured
1,050	Fulton County Development Authority, Georgia, Revenue Bonds, TUFF Morehouse Project, Series	2/12 at 100.00	A	999,684
	2002A, 5.000%, 2/01/34 – AMBAC Insured
200	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside	3/17 at 100.00	N/R	101,562
	Military Academy Project, Series 2007, 5.125%, 3/01/37

8,975	Total Education and Civic Organizations			8,601,314

	Health Care – 22.6% (14.8% of Total Investments)
150	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	12/09 at 100.00	BB+	140,681
	Series 1997, 5.250%, 12/01/12
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,
	Series 1998:
40	5.250%, 12/01/22	12/10 at 100.00	BB+	28,204
315	5.375%, 12/01/28	6/09 at 102.00	BB+	202,274
1,000	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health	1/14 at 100.00	BBB	730,890
	University Medical Center Inc., Series 2004A, 5.375%, 1/01/26
	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical
	Center, Series 2004:
165	5.000%, 12/01/19	12/14 at 100.00	BBB	138,499
1,000	5.250%, 12/01/22	12/14 at 100.00	BBB	801,080
1,000	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/12 at 101.00	Aa3	796,290
	Center Project, Series 2002, 5.200%, 7/01/32 – MBIA Insured
1,100	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A2	875,149
	2007, 5.250%, 10/01/35
	Newnan Hospital Authority, Georgia, Revenue Anticipation Certificates, Newnan Hospital Inc.,
	Series 2002:
2,260	5.500%, 1/01/19 – MBIA Insured	1/13 at 100.00	A2	2,202,890
3,020	5.500%, 1/01/20 – MBIA Insured	1/13 at 100.00	A2	2,893,673
2,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	A3	1,744,340
	Series 2003, 5.250%, 7/01/23 – RAAI Insured
1,945	Tift County Hospital Authority, Georgia, Revenue Anticipation Bonds, Tift Regional Medical	12/12 at 101.00	A2	1,847,225
	Center, Series 2002, 5.250%, 12/01/19 – AMBAC Insured
750	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A+	605,340
	Medical Center, Series 2007, 5.000%, 10/01/33

14,745	Total Health Care			13,006,535

	Housing/Multifamily – 4.9% (3.2% of Total Investments)
25	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa1	18,977
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
	Savannah Economic Development Authority, Georgia, GNMA Collateralized Multifamily Housing
	Revenue Bonds, Snap I-II-III Apartments, Series 2002A:
500	5.150%, 11/20/22 (Alternative Minimum Tax)	11/12 at 102.00	AAA	499,470
980	5.200%, 11/20/27 (Alternative Minimum Tax)	11/12 at 102.00	AAA	921,798
1,465	5.250%, 11/20/32 (Alternative Minimum Tax)	11/12 at 102.00	AAA	1,351,096

2,970	Total Housing/Multifamily			2,791,341

	Housing/Single Family – 0.9% (0.6% of Total Investments)
170	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.550%,	12/15 at 100.00	AAA	137,040
	12/01/31 (Alternative Minimum Tax)
390	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series	6/11 at 100.00	AAA	365,477
	2001B-2, 5.400%, 12/01/31 (Alternative Minimum Tax)

560	Total Housing/Single Family			502,517

	Industrials – 2.9% (1.9% of Total Investments)
2,190	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste	4/16 at 101.00	BBB	1,667,838
	Management Project, Series 2004A, 5.000%, 4/01/33 (Alternative Minimum Tax)

	Long-Term Care – 1.3% (0.9% of Total Investments)
1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	519,930
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42
250	Medical Center Hospital Authority, Georgia, Revenue Bonds, Spring Harbor at Green Island,	No Opt. Call	N/R	244,083
	Series 2007, 5.000%, 7/01/11

1,250	Total Long-Term Care			764,013

	Materials – 2.1% (1.4% of Total Investments)
1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	2/11 at 101.00	BBB	715,640
	International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)
250	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding	2/12 at 101.00	BBB	173,928
	Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)
370	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp	No Opt. Call	Baa3	319,687
	Corporation, Series 1995, 6.150%, 3/01/17

1,620	Total Materials			1,209,255

	Tax Obligation/General – 24.1% (15.8% of Total Investments)
600	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue	7/17 at 100.00	AA+	495,432
	Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
	(Alternative Minimum Tax)
900	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – FSA Insured	1/17 at 100.00	AAA	918,081
1,000	Forsyth County, Georgia, General Obligation Bonds, Series 2004, 5.250%, 3/01/19	3/14 at 101.00	AA+	1,106,370
1,700	Georgia State, General Obligation Bonds, Series 2007, 5.000%, 8/01/24	8/17 at 100.00	AAA	1,813,033
1,645	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	1,740,607
750	Georgia, General Obligation Bonds, Series 1998D, 5.250%, 10/01/15	No Opt. Call	AAA	878,633
1,000	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	1,154,680
705	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, Trust 2868,	2/18 at 100.00	Aaa	741,011
	13.019%, 2/01/36 (IF)
	Oconee County, Georgia, General Obligation Bonds, Recreation Project, Series 2003:
1,410	5.500%, 1/01/23 – AMBAC Insured	1/13 at 101.00	Aa3	1,505,020
1,470	5.250%, 1/01/26 – AMBAC Insured	1/13 at 101.00	Aa3	1,494,387
1,200	Paulding County School District, Georgia, General Obligation Bonds, Series 2007,	2/17 at 100.00	AA+	1,196,628
	5.000%, 2/01/33
950	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%,	3/16 at 100.00	N/R	825,607
	3/01/23 – SYNCORA GTY Insured

13,330	Total Tax Obligation/General			13,869,489

	Tax Obligation/Limited – 16.8% (11.0% of Total Investments)
120	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 5.000%, 12/01/23 –	12/17 at 100.00	AAA	117,672
	AGC Insured
130	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16	No Opt. Call	N/R	117,185
	(Alternative Minimum Tax)
	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
250	5.400%, 1/01/20	7/15 at 100.00	N/R	202,723
350	5.600%, 1/01/30	7/15 at 100.00	N/R	237,006
340	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	224,818
1,700	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series	10/19 at 100.00	AA–	1,791,205
	1993, 5.625%, 10/01/26 – MBIA Insured
750	Georgia Municipal Association Inc., Certificates of Participation, Atlanta Court Project,	6/12 at 101.00	A	759,668
	Series 2002, 5.125%, 12/01/21 – AMBAC Insured
915	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose	5/19 at 100.00	AAA	921,304
	Project, Series 2009, 5.500%, 5/01/38 – AGC Insured
2,500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	Aa3	2,948,175
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
2,500	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	No Opt. Call	BBB–	2,331,725
	Bonds, Series 2002F, 5.250%, 7/01/21 – CIFG Insured

9,555	Total Tax Obligation/Limited			9,651,481

	Transportation – 6.5% (4.2% of Total Investments)
3,650	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.500%, 1/01/21 –	1/10 at 101.00	AA–	3,719,387
	FGIC Insured

	U.S. Guaranteed – 14.6% (9.5% of Total Investments) (4)
1,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.250%, 10/01/22	10/12 at 100.00	AAA	1,126,800
	(Pre-refunded 10/01/12) – FSA Insured
1,000	Cherokee County School System, Georgia, General Obligation Bonds, Series 2003, 5.000%, 8/01/16	8/13 at 100.00	AA+ (4)	1,135,500
	(Pre-refunded 8/01/13) – MBIA Insured
	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2000:
1,000	5.125%, 10/01/31 (Pre-refunded 10/01/10) – MBIA Insured	10/10 at 101.00	AAA	1,074,340
900	5.375%, 10/01/35 (Pre-refunded 10/01/10)	10/10 at 101.00	AAA	970,452
1,300	Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20	10/10 at 101.00	A– (4)	1,405,339
	(Pre-refunded 10/01/10)
1,305	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	A– (4)	1,416,290
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)
1,100	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/11 at 102.00	Baa2 (4)	1,242,549
	2001, 5.750%, 10/01/31 (Pre-refunded 10/01/11)

7,605	Total U.S. Guaranteed			8,371,270

	Utilities – 5.3% (3.4% of Total Investments)
1,000	Elberton, Georgia, Combined Utility System Revenue Refunding and Improvement Bonds, Series	1/12 at 100.00	A3	1,030,110
	2001, 5.000%, 1/01/22 – AMBAC Insured
1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A,	1/17 at 100.00	AA–	991,300
	5.000%, 1/01/25 – MBIA Insured
1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series	1/13 at 100.00	AA	1,008,280
	2003A, 5.000%, 1/01/22 – MBIA Insured

3,000	Total Utilities			3,029,690

	Water and Sewer – 33.5% (22.0% of Total Investments)
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004:
500	5.250%, 11/01/15 – FSA Insured	11/14 at 100.00	AAA	557,010
1,700	5.000%, 11/01/37 – FSA Insured	11/14 at 100.00	AAA	1,647,028
3,500	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.000%, 10/01/27 – FSA Insured	10/12 at 100.00	AAA	3,524,990
1,990	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%,	8/18 at 100.00	AAA	1,978,359
	8/01/35 – FSA Insured
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
500	5.000%, 6/01/32	6/18 at 100.00	Aa3	499,280
500	5.000%, 6/01/37	6/18 at 100.00	Aa3	495,475
1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	12/15 at 100.00	Aa2	1,004,480
	Series 2005, 5.000%, 6/01/29 – MBIA Insured
445	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	6/17 at 100.00	Aa2	437,689
	Series 2007, 5.000%, 6/01/37 – MBIA Insured
4,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2002,	4/13 at 100.00	AA+	4,005,677
	5.000%, 4/01/32
375	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%,	4/17 at 100.00	AAA	371,629
	4/01/37 – FSA Insured
950	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 1998, 5.000%, 1/01/16 –	7/09 at 100.50	AA–	961,761
	FGIC Insured
3,100	Harris County, Georgia, Water System Revenue Bonds, Series 2002, 5.000%, 12/01/22 –	12/12 at 100.00	Baa1	3,131,496
	AMBAC Insured
685	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek	2/18 at 100.00	Aa3	678,767
	Reservoir Project, Series 2008, 5.000%, 2/01/38 – FSA Insured

19,245	Total Water and Sewer			19,293,641

$ 90,695	Total Investments (cost $92,506,565) – 152.7%			87,823,991

	Other Assets Less Liabilities – 2.4%			1,402,424

	Preferred Shares, at Liquidation Value – (55.1)% (5)			(31,700,000)

	Net Assets Applicable to Common Shares – 100%			$57,526,415

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of February 28, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$87,823,991	$ —	$87,823,991

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2009, the cost of investments was $92,503,438.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2009, were as follows:

Gross unrealized:
Appreciation	$ 1,089,132
Depreciation	(5,768,579)

Net unrealized appreciation (depreciation) of investments	$(4,679,447)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of February 28, 2009. Subsequent to February 28, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 36.1%.
N/R	Not rated.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Georgia Dividend Advantage Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 29, 2009